The Victory Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219

April 17, 2005

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Victory Variable Insurance Funds File Nos. 333-62051; 811-8979; CIK: 0001068663

Ladies and Gentlemen:

On behalf of The Victory Variable Insurance Funds (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the form of prospectus and statement of additional information for the Diversified Stock Fund, a series of Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A (“the Amendment”), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 13, 2006.

If you have any questions or comments regarding this filing, please call S. Elliott Cohan of Kramer Levin Naftalis & Frankel LLP at 212-715-9512.

Very truly yours,

The Victory Variable Insurance Funds
By: /s/ David C. Brown
David C. Brown
President